UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Rental service	¥ 175,148	$ 25,504	¥ 332,783
Value-added services and others	24,522	3,571	31,431
Total net revenues	199,670	29,075	364,214
Operating costs and expenses:
Operating cost	(217,295)	(31,642)	(405,661)
Selling and marketing expenses	(15)	(2)	(189)
General and administrative expenses	(15,422)	(2,246)	(25,329)
Research and development expenses	(1,308)	(190)	(1,853)
Impairment loss on long-lived assets	(10,474)	(1,525)	(100,156)
Other income (expense), net	2,157	314	(20,074)
Total operating costs and expenses	(242,357)	(35,291)	(553,262)
Loss from operations	(42,687)	(6,216)	(189,048)
Interest expense, net	(638)	(93)	(54,174)
Foreign exchange loss, net | ¥			(5)
Loss before income taxes	(43,325)	(6,309)	(243,227)
Income tax expense | ¥			(3)
Net loss	(43,325)	(6,309)	(243,224)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	5,160	751	3,642
Comprehensive loss	¥ (38,165)	$ (5,558)	¥ (239,582)
Net loss per share-Basic | (per share)	¥ 0	$ 0	¥ (0.14)
Net loss per share - diluted | (per share)	¥ 0	$ 0	¥ (0.14)
Weighted average number of ordinary shares used in computing net loss per share - Basic | shares	27,715,937,039	27,715,937,039	1,728,612,425
Weighted average number of ordinary shares used in computing net loss per share - diluted | shares	27,715,937,039	27,715,937,039	1,728,612,425